United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
      Quarterly Schedule of Portfolio Holdings of Registered Management
                              Investment Companies




                                    811-4533

                      (Investment Company Act File Number)


             Federated Municipal High Yield Advantage Fund, Inc.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 8/31/06


              Date of Reporting Period: Quarter ended 11/30/05
                                        ----------------------







Item 1.     Schedule of Investments

FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND, INC.
PORTFOLIO OF INVESTMENTS
November 30, 2005 (unaudited)


    Principal
     Amount                                                                                 Value

                  MUNICIPAL BONDS--97.3%
                  Alabama--0.8%
 $  2,000,000     Courtland, AL IDB, Solid Waste Disposal Revenue Refunding
                  Bonds (Series 2005B), 5.20% (International Paper Co.),
                  6/1/2025                                                         $      2,005,200
    2,100,000     Sylacauga, AL Health Care Authority, Revenue Bonds (Series
                  2005A), 6.00% (Coosa Valley Medical Center)/(Original
                  Issue Yield: 6.05%), 8/1/2035                                           2,112,033
                      TOTAL                                                               4,117,233
                  Alaska--0.2%
    1,440,000     Alaska Industrial Development and Export Authority, Power
                  Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power
                  Supply System)/(Original Issue Yield: 6.00%), 1/1/2032                  1,347,034
                  Arizona--0.1%
     500,000      Arizona Health Facilities Authority, Hospital System
                  Revenue Bonds, 6.375% (John C. Lincoln Health Network),
                  12/1/2037                                                                545,130
                  Arkansas--0.4%
    2,000,000     Arkansas Development Finance Authority, Hospital Revenue
                  Bonds (Series 2000), 7.375% (Washington Regional Medical
                  Center)/(U.S. Treasury PRF 12/1/2012 @101)/(Original Issue
                  Yield: 7.50%), 2/1/2029                                                 2,277,960
                  California--7.5%
    1,000,000     California PCFA, Solid Waste Disposal Revenue Bonds
                  (Series 2002B), 5.00% (Waste Management, Inc.), 7/1/2027                 974,190
    1,000,000     California PCFA, Solid Waste Disposal Revenue Bonds
                  (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025              1,027,030
    2,000,000     California PCFA, Solid Waste Disposal Revenue Bonds
                  (Series 2005C), 5.125% (Waste Management, Inc.), 11/1/2023              2,029,340
    3,000,000 (1,2California State, Economic Recovery Revenue Bonds Trust
                  Program (Series 929) RITES, 7.23% (California State Fiscal
                  Recovery Fund), 7/1/2013                                                3,587,190
    4,595,000     California State, UT GO Bonds, 5.00% (MBIA Insurance Corp.
                  INS), 6/1/2012                                                          4,899,373
    1,405,000     California State, UT GO Bonds, 5.00% (U.S. Treasury PRF
                  6/1/2011 @100), 6/1/2012                                                1,508,563
    4,250,000     California State, UT GO Bonds, 5.75% (Original Issue
                  Yield: 5.75%), 5/1/2030                                                 4,600,242
    1,285,000 (1,2California Statewide Communities Development Authority,
                  MFH Revenue Bonds (Series 1999X) , 6.65% (Magnolia City
                  Lights Project), 7/1/2029                                               1,339,201
    1,000,000 (1,2California Statewide Communities Development Authority,
                  Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031                   1,048,440
    2,000,000     Golden State Tobacco Securitization Corp., CA, Enhanced
                  Tobacco Settlement Asset-Backed Bonds (Series 2005A) ,
                  5.00% (California State), 6/1/2045                                      1,993,160
    4,000,000     Golden State Tobacco Securitization Corp., CA, Tobacco
                  Settlement Asset-Backed Bonds (Series 2003A-3), 7.875%,
                  6/1/2042                                                                4,813,440
    2,825,000     Golden State Tobacco Securitization Corp., CA, Tobacco
                  Settlement Asset-Backed Revenue Bonds (Series 2003A-1),
                  6.75% (Original Issue Yield: 7.00%), 6/1/2039                           3,182,871
     750,000      Golden State Tobacco Securitization Corp., CA, Tobacco
                  Settlement Revenue Bonds (Series 2003A-2), 7.90%, 6/1/2042               903,697
    1,000,000     Los Angeles, CA, Regional Airport Improvement Corp.,
                  Facilities Sublease Refunding Revenue Bonds (Series
                  2002B), 7.50% (American Airlines, Inc.)/(Original Issue
                  Yield: 7.929%), 12/1/2024                                                996,490
    2,000,000     Los Angeles, CA, Regional Airport Improvement Corp., Lease
                  Revenue Bonds, (Series C), 7.50% (American Airlines,
                  Inc.)/(Original Issue Yield: 7.929%), 12/1/2024                         1,992,980
    1,000,000     Oxnard, CA, Community Facilities District No. 3, Special
                  Tax Bonds (Series 2005), 5.00% (Seabridge at Mandalay
                  Bay)/(Original Issue Yield: 5.22%), 9/1/2035                             976,470
    1,350,000     Poway, CA, Unified School District, Special Tax Bonds
                  (Series 2005), 5.125% (Community Facilities District No. 6
                  (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035                     1,349,892
     349,000      San Bernardino County, CA, Housing Authority, Subordinated
                  Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms),
                  4/15/2042                                                                326,064
    1,500,000     Southern California Logistics Airport Authority, Tax
                  Allocation Bonds, 5.00% (Radian Asset Assurance INS),
                  12/1/2035                                                               1,514,685
    1,000,000     Western Hills Water District, CA, Special Tax Revenue
                  Bonds, 6.875% (Diablo Grande Community Facilities No.
                  1)/(Original Issue Yield: 6.954%), 9/1/2031                             1,058,650
                      TOTAL                                                              40,121,968
                  Colorado--6.1%
    1,500,000     Aspen Grove, CO Business Improvement District, LT GO Bonds
                  (Series 2001), 7.625%, 12/1/2025                                        1,563,390
    2,000,000     Beacon Point, CO, Metropolitan District, Revenue Bonds
                  (Series 2005A), 6.25% (Original Issue Yield: 6.375%),
                  12/1/2035                                                               2,007,360
    1,500,000     Castle Oaks, CO, Metropolitan District, LT GO Bonds
                  (Series 2005), 6.125%, 12/1/2035                                        1,475,730
    1,500,000     Colorado Educational & Cultural Facilities Authority,
                  Charter School Revenue Bonds (Series 2001), 7.625% (Peak
                  to Peak Charter School Project)/(U.S. Treasury PRF
                  8/15/2011 @100)/(Original Issue Yield: 8.00%), 8/15/2031                1,793,955
     970,000      Colorado Educational & Cultural Facilities Authority,
                  Charter School Revenue Bonds (Series 2005), 6.50%
                  (Knowledge Quest Academy)/(Original Issue Yield: 6.50%),
                  5/1/2036                                                                 988,605
    1,000,000     Colorado Educational & Cultural Facilities Authority,
                  Charter School Revenue Bonds, 7.25% (Platte River
                  Academy)/(U.S. Treasury PRF 3/1/2010 @100)/(Original Issue
                  Yield: 7.40%), 3/1/2022                                                 1,109,190
     500,000      Colorado Educational & Cultural Facilities Authority,
                  Charter School Revenue Bonds, 7.25% (Platte River
                  Academy)/(U.S. Treasury PRF 3/1/2010 @100)/(Original Issue
                  Yield: 7.50%), 3/1/2032                                                  573,070
    1,000,000     Colorado Educational & Cultural Facilities Authority,
                  Charter School Revenue Bonds, 7.375% (Frontier
                  Academy)/(Original Issue Yield: 7.50%), 6/1/2031                        1,034,350
     760,000      Colorado Educational & Cultural Facilities Authority,
                  Charter School Revenue Bonds, 7.50% (Excel Academy)/(U.S.
                  Treasury PRF 3/1/2010 @100)/(Original Issue Yield: 7.75%),
                  12/1/2033                                                                914,728
     800,000      Colorado Educational & Cultural Facilities Authority,
                  Revenue Refunding Bonds (Series A), 7.125% (Denver
                  Academy)/(Original Issue Yield: 7.375%), 11/1/2028                       876,328
     755,000      Colorado Health Facilities Authority, Health Facilities
                  Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran
                  Good Samaritan Society), 6/1/2023                                        786,249
    4,250,000     Colorado Health Facilities Authority, Revenue Bonds
                  (Series 2005), 5.00% (Covenant Retirement Communities,
                  Inc.)/(Original Issue Yield: 5.05%), 12/1/2035                          4,115,317
    1,000,000     Conservatory Metropolitan District, CO, LT GO Bonds,
                  6.75%, 12/1/2034                                                        1,037,150
    1,000,000     Conservatory Metropolitan District, CO, LT GO Bonds,
                  7.55%, 12/1/2032                                                        1,094,110
     600,000      Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625%
                  (U.S. Treasury PRF 12/1/2011 @100), 12/1/2019                            708,996
    2,250,000     Denver, CO, City & County Airport Authority, Revenue
                  Bonds, 5.00% (XL Capital Assurance Inc. INS), 11/15/2021                2,358,787
    2,000,000     Denver, CO, City & County Airport Authority, Revenue
                  Bonds, 5.00% (XL Capital Assurance Inc. INS), 11/15/2022                2,088,500
     500,000      Denver, CO, Health & Hospital Authority, Healthcare
                  Revenue Bonds (Series 2001A), 6.00% (Original Issue Yield:
                  6.05%), 12/1/2031                                                        527,110
    1,500,000     High Plains, CO, Metropolitan District, Revenue Bonds
                  (Series 2005A), 6.25% (Original Issue Yield: 6.375%),
                  12/1/2035                                                               1,505,520
    1,000,000     Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds,
                  7.875%, 12/1/2033                                                       1,115,010
    1,500,000     Southlands, CO, Metropolitan District No. 1, LT GO Bonds
                  (Series 2004), 7.125% (Original Issue Yield: 7.18%),
                  12/1/2034                                                               1,633,035
    2,000,000     Sterling Hills West Metropolitan District, LT GO Bonds
                  (Series 2110B), 8.00%, 12/1/2021                                        2,145,860
    1,000,000     Wheatlands, CO, Metropolitan District No. 2, LT Tax GO
                  Bonds (Series 2005), 6.125%, 12/1/2035                                  1,003,930
                      TOTAL                                                              32,456,280
                  Connecticut--0.4%
    1,000,000     Connecticut Development Authority, Airport Facility
                  Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026                       1,196,730
     800,000      Connecticut State HEFA, Revenue Bonds (Series 2005C),
                  5.125% (Eastern Connecticut Health Network)/(Radian Asset
                  Assurance INS), 7/1/2030                                                 823,472
                      TOTAL                                                               2,020,202
                  District of Columbia--2.7%
   14,000,000     District of Columbia, Revenue Bonds, 5.625% (American
                  University)/(AMBAC INS)/
                  -----------------------------------------------------------
                  (Original Issue Yield: 5.90%), 10/1/2026                               14,354,060
                  Florida--6.6%
    1,500,000     Arborwood, FL, Community Development District, Capital
                  Improvement Revenue Bonds (Series 2005A), 5.35%, 5/1/2036               1,502,850
    2,000,000     Capital Projects Finance Authority, FL, Continuing Care
                  Retirement Community Revenue Bonds, 8.00% (Glenridge on
                  Palmer Ranch)/(Original Issue Yield: 8.125%), 6/1/2032                  2,212,620
    1,000,000 (1,2Capital Trust Agency, FL, Revenue Bonds (Series 2003A),
                  8.95% (Seminole Tribe of Florida Convention and Resort
                  Hotel Facilities)/(U.S. Treasury PRF 10/1/2012 @102),
                  10/1/2033                                                               1,235,960
     825,000      East Homestead, FL, Community Development District,
                  Special Assessment Revenue Bonds (Series 2005), 5.45%,
                  5/1/2036                                                                 829,191
    1,125,000     Fishhawk Community Development District II, Special
                  Assessment Revenue Bonds (Series 2004B), 5.125% (Original
                  Issue Yield: 5.20%), 11/1/2009                                          1,135,755
    5,375,000 (1,2Florida State Department of Environmental Protection,
                  RITES (PA-967), 7.24521% (FSA INS), 7/1/2013                            5,941,041
    1,000,000     Greater Orlando, FL, Aviation Authority, Special Purpose
                  Airport Facilities Revenue Bonds (Series 2005), 6.50% (Jet
                  Blue Airways Corp.)/(Original Issue Yield: 6.811%),
                  11/15/2036                                                               974,370
    1,180,000     Harbor Bay, FL, Community Development District, Special
                  Assessment Capital Improvement Revenue Bonds (Series
                  2001B), 6.35%, 5/1/2010                                                 1,196,296
    1,000,000     Highlands County, FL, Health Facilities Authority,
                  Hospital Revenue Bonds (Series 2001A), 6.00% (Adventist
                  Health System/ Sunbelt Obligated Group)/(Original Issue
                  Yield: 6.026%), 11/15/2031                                              1,071,470
    1,000,000     Lakes by the Bay South Community Development District, FL,
                  Special Assessment Revenue Bonds (Series 2004A), 6.25%
                  (Original Issue Yield: 6.277%), 5/1/2034                                1,070,750
     295,000      Lee County, FL, HFA, SFM Step Coupon Revenue Bonds, 6.85%
                  (GNMA Collateralized Home Mortgage Program COL), 3/1/2029                296,475
    2,000,000     Lee County, FL, IDA, Health Care Facilities Revenue Bond
                  (Series A), 6.75% (Cypress Cove at Healthpark)/(Original
                  Issue Yield: 6.98%), 10/1/2032                                          2,111,640
    1,080,000     Live Oak, FL, Community Development District No. 002,
                  Special Assessment Revenue Bonds (Series 2004B), 5.00%
                  (Original Issue Yield: 5.028%), 11/1/2009                               1,083,456
     940,000      Mediterra North Community Development District, FL,
                  Capital Improvement Revenue Bonds (Series A), 6.80%,
                  5/1/2031                                                                1,007,426
    1,000,000     Miami Beach, FL, Health Facilities Authority, Hospital
                  Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical
                  Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019                   1,096,850
     700,000  (1,2Miami Beach, FL Health Facilities Authority, Refunding
                  Revenue Bonds, 6.75% (Mt. Sinai Medical Center,
                  FL)/(Original Issue Yield: 7.05%), 11/15/2029                            777,693
     500,000      Miami, FL, Health Facilities Authority, Health System
                  Revenue Bonds (Series 2003C), 5.125% (Catholic Health
                  East)/(Original Issue Yield: 5.30%), 11/15/2024                          511,795
    1,000,000     Midtown Miami, FL, Community Development District, Special
                  Assessment Bonds (Series 2004A), 6.25% (Original Issue
                  Yield: 6.30%), 5/1/2037                                                 1,060,660
     980,000      Orlando, FL, Urban Community Development District, Capital
                  Improvement Revenue Bonds (Series 2001A), 6.95% (Original
                  Issue Yield: 7.00%), 5/1/2033                                           1,059,988
     600,000      Orlando, FL, Urban Community Development District, Capital
                  Improvement Revenue Bonds, 6.25%, 5/1/2034                               639,288
    1,000,000     Reunion East Community Development District, FL, Special
                  Assessment Bonds (Series 2002A), 7.375%, 5/1/2033                       1,114,430
    1,200,000     South Lake County, FL, Hospital District, Revenue Bonds,
                  6.625% (South Lake Hospital, Inc.), 10/1/2023                           1,314,864
    2,000,000     St. Johns County, FL, IDA, Health Care Revenue Bonds
                  (Series 1999), 8.00% (Glenmoor at St. Johns
                  Project)/(Original Issue Yield: 8.10%), 1/1/2030                        2,153,200
     725,000      Tern Bay, FL, Community Development District, Capital
                  Improvement Revenue Bonds (Series 2005), 5.00%, 5/1/2015                 735,744
     500,000      Tuscany Reserve Community Development District, FL,
                  Capital Improvement Revenue Bonds (Series 2005A), 5.55%,
                  5/1/2036                                                                 501,740
     375,000      Tuscany Reserve Community Development District, FL,
                  Capital Improvement Revenue Bonds (Series 2005B), 5.25%,
                  5/1/2016                                                                 379,515
     880,000      Verandah West, FL, Community Development District, Capital
                  Improvement Revenue Bonds (Series 2003A), 6.625% (Original
                  Issue Yield: 6.75%), 5/1/2033                                            924,484
    1,630,000     Volusia County, FL, Education Facility Authority,
                  Educational Facilities Refunding Revenue Bonds (Series
                  2005), 5.00% (Embry-Riddle Aeronautical University,
                  Inc.)/(Radian Asset Assurance INS), 10/15/2025                          1,672,087
                      TOTAL                                                              35,611,638
                  Georgia--2.7%
    5,000,000     Atlanta, GA, Airport Passenger Facilities Charge Revenue,
                  Passenger Facilities Charge Revenue Bonds, 5.00% (FSA
                  INS), 1/1/2034                                                          5,130,150
    2,000,000     Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75%
                  (Atlantic Station Project)/(Original Issue Yield: 7.90%),
                  12/1/2014                                                               2,157,920
     770,000      Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60%
                  (Eastside Tax Allocation District)/(Original Issue Yield:
                  5.65%), 1/1/2030                                                         789,881
    1,000,000     Augusta, GA Airport, General Passenger Facilities Charge
                  Revenue Bonds, (Series A), 5.15%, 1/1/2035                              1,006,450
     750,000      Augusta, GA Airport, General Passenger Facilities Charge
                  Revenue Bonds, (Series B), 5.35%, 1/1/2028                               755,220
    1,920,000     Augusta, GA, HFA, MFH Refunding Revenue Bonds, 6.55%
                  (Forest Brook Apartments), 12/1/2030                                    1,946,074
    1,640,000     Forsyth County, GA, Hospital Authority, Revenue
                  Anticipation Certificates (Series 1998), 6.375% (Georgia
                  Baptist Health Care System)/(Escrowed In Treasuries
                  COL)/(Original Issue Yield: 6.45%), 10/1/2028                           2,005,982
     750,000      Fulton County, GA, Residential Care Facilities, Revenue
                  Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022                761,700
                      TOTAL                                                              14,553,377
                  Hawaii--0.5%
    1,000,000     Hawaii State Department of Budget & Finance, Special
                  Purpose Revenue Bonds (Series A), 7.00% (Kahala
                  Nui)/(Original Issue Yield: 7.00%), 11/15/2012                          1,088,190
    1,000,000     Hawaii State Department of Budget & Finance, Special
                  Purpose Revenue Bonds (Series A), 8.00% (Kahala
                  Nui)/(Original Issue Yield: 8.175%), 11/15/2033                         1,156,170
     455,000      Hawaii State Department of Transportation, Special
                  Facility Refunding Revenue Bonds (Series 2000), 7.00%
                  (Continental Airlines, Inc.)/(Original Issue Yield:
                  7.20%), 6/1/2020                                                         411,666
                      TOTAL                                                               2,656,026
                  Idaho--0.4%
    2,000,000     Idaho Health Facilities Authority, Refunding Revenue Bonds
                  (Series 1999A), 7.875% (Valley Vista Care Corp. Obligated
                  Group)/(Original Issue Yield: 8.10%), 11/15/2029                        2,006,560
     200,000      Idaho Housing Agency, SFM Revenue Bonds (Series F-2),
                  7.80% (FHA GTD), 1/1/2023                                                200,390
                      TOTAL                                                               2,206,950
                  Illinois--2.3%
     40,000       Chicago, IL Single Family Mortgage, Collateralized SFM
                  Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028                     40,339
    4,680,000 (1,2Illinois Finance Authority, RITES (Series PA-1286),
                  7.56173% (SwedishAmerican Hospital)/(AMBAC INS), 11/15/2023             5,072,324
    1,000,000     Illinois Finance Authority, Revenue Bonds (Series 2005A),
                  5.625% (Friendship Village of Schaumburg)/(Original Issue
                  Yield: 5.70%), 2/15/2037                                                 984,860
    1,250,000     Illinois Finance Authority, Revenue Bonds (Series 2005A),
                  6.00% (Landing at Plymouth Place)/(Original Issue Yield:
                  6.04%), 5/15/2037                                                       1,242,925
    2,000,000     Illinois Finance Authority, Revenue Bonds (Series 2005A),
                  6.125% (Clare at Water Tower)/(Original Issue Yield:
                  6.25%), 5/15/2038                                                       2,000,240
    1,000,000     Illinois Finance Authority, Solid Waste Disposal Revenue
                  Bonds, 5.05% (Waste Management, Inc.), 8/1/2029                          976,450
    2,000,000     Lombard, IL Public Facilities Corp., First Tier Revenue
                  Bonds (Series 2005A-1), 7.125%, 1/1/2036                                2,095,040
                      TOTAL                                                              12,412,178
                  Indiana--2.0%
    1,000,000     Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft
                  Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028                991,140
    3,000,000     Indiana Health Facility Financing Authority, Hospital
                  Revenue Bonds (Series 2001A), 6.375% (Community Foundation
                  of Northwest Indiana)/(Original Issue Yield: 6.68%),
                  8/1/2031                                                                3,183,480
    2,000,000     Indiana Health Facility Financing Authority, Revenue
                  Refunding Bonds (Series 1998), 5.625% (Greenwood Village
                  South Project)/(Original Issue Yield: 5.802%), 5/15/2028                2,015,600
    2,000,000     Indianapolis, IN Airport Authority, Special Facilities
                  Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx
                  Corp.), 1/15/2017                                                       2,071,220
    1,000,000     South Bend, IN, Economic Development Revenue Bonds (Series
                  1999A), 6.25% (Southfield Village)/(Original Issue Yield:
                  6.375%), 11/15/2029                                                     1,006,920
    1,355,000     St. Joseph County, IN, Hospital Authority, Health
                  Facilities Revenue Bonds (Series 2005), 5.375% (Madison
                  Center Obligated Group), 2/15/2034                                      1,340,325
                      TOTAL                                                              10,608,685
                  Iowa--0.4%
     375,000      Bremer County, IA Retirement Facilities, Retirement
                  Facility Revenue Bonds (Series 2005A), 5.375% (Bartels
                  Lutheran Retirement Community)/(Original Issue Yield:
                  5.45%), 11/15/2027                                                       373,316
    1,785,000     Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional
                  Health Center)/(Original Issue Yield: 6.40%), 10/1/2022                 1,901,543
                      TOTAL                                                               2,274,859
                  Kansas--0.6%
     50,000       Manhattan, KS IDRB, Industrial Revenue Bonds (Series
                  1999), 6.25% (Farrar Corp. Project), 8/1/2006                            49,884
    1,625,000     Manhattan, KS IDRB, Industrial Revenue Bonds (Series
                  1999), 7.00% (Farrar Corp. Project), 8/1/2014                           1,613,462
    1,000,000     Olathe, KS, Senior Living Facility Revenue Bonds (Series
                  2000A), 8.00% (Aberdeen Village, Inc.)/(U.S. Treasury PRF
                  5/15/2010 @102)/(Original Issue Yield: 8.25%), 5/15/2030                1,189,460
     480,000      Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series
                  1997A-1), 6.95% (GNMA Collateralized Home Mortgage Program
                  COL), 6/1/2029                                                           494,275
                      TOTAL                                                               3,347,081
                  Kentucky--0.9%
    1,000,000     Kenton County, KY Airport Board, Special Facilities
                  Revenue Bonds (Series A), 7.50% (Delta Air Lines,
                  Inc.)/(Original Issue Yield: 7.60%), 2/1/2020                            641,550
    2,000,000     Kentucky Economic Development Finance Authority, Hospital
                  System Refunding Revenue Bonds, 5.875% (Appalachian
                  Regional Health Center)/(Original Issue Yield: 5.92%),
                  10/1/2022                                                               1,961,100
    2,000,000     Kentucky Economic Development Finance Authority, Revenue
                  Bonds (Series 2000A), 6.625% (Norton Healthcare,
                  Inc.)/(Original Issue Yield: 6.97%), 10/1/2028                          2,174,300
                      TOTAL                                                               4,776,950
                  Louisiana--1.7%
    1,000,000     De Soto Parish, LA Environmental Improvement Authority,
                  Revenue Bonds, (Series A), 5.00% (International Paper
                  Co.), 11/1/2018                                                          986,860
    2,000,000     Louisiana Local Government Environmental Facilities
                  Community Development Authority, Housing Bond Anticipation
                  Notes, 6.25% (Kingston Point), 1/1/2006                                 1,971,860
    1,980,000 (1,2Louisiana Public Facilities Authority Hospital Revenue,
                  Revenue Bonds, 8.625% (Lake Charles Memorial
                  Hospital)/(Original Issue Yield: 8.75%), 12/1/2030                      2,089,514
    2,000,000     St. James Parish, LA, Solid Waste Disposal Revenue Bonds,
                  7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%),
                  10/1/2022                                                               2,003,360
    2,000,000     West Feliciana Parish, LA, PCR Refunding Bonds (Series
                  1999B), 6.60% (Entergy Gulf States, Inc.), 9/1/2028                     2,020,220
                      TOTAL                                                               9,071,814
                  Maine--0.4%
    1,000,000     Maine Health & Higher Educational Facilities Authority,
                  Health Facilities Revenue Bond, (Series A), 7.50% (Piper
                  Shores)/(U.S. Treasury PRF 1/1/2009 @100), 1/1/2019                     1,106,890
    1,000,000     Maine Health & Higher Educational Facilities Authority,
                  Health Facilities Revenue Bonds, (Series A), 7.55% (Piper
                  Shores)/(U.S. Treasury PRF 1/1/2009 @100), 1/1/2029                     1,108,340
                      TOTAL                                                               2,215,230
                  Maryland--1.3%
    2,000,000     Maryland State Economic Development Corp., Senior Lien
                  Revenue Bonds (Series 1999B), 7.75% (Chesapeake Bay
                  Conference Center Project), 12/1/2031                                   2,142,220
    4,115,000     Maryland State Health & Higher Educational Facilities
                  Authority, Revenue Bonds (Series 2005), 5.00% (Civista
                  Medical Center)/(Radian Asset Assurance INS), 7/1/2037                  4,157,179
     500,000  (1,2Maryland State IDFA, Economic Development Revenue Bonds
                  (Series 2005A), 6.00% (Our Lady of Good Counsel High
                  School), 5/1/2035                                                        511,080
                      TOTAL                                                               6,810,479
                  Massachusetts--2.6%
    2,000,000     Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375%
                  (Northern Berkshire Health System )/(Original Issue Yield:
                  6.60%), 7/1/2034                                                        2,093,980
    2,000,000     Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75%
                  (Caritas Christi Obligated Group)/(Original Issue Yield:
                  5.80%), 7/1/2028                                                        2,032,880
    2,000,000     Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20%
                  (Civic Investments), 12/15/2031                                         2,398,960
    1,000,000     Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75%
                  (Jordan Hospital )/(Original Issue Yield: 7.00%), 10/1/2033             1,086,900
     500,000  (1,2Massachusetts Water Resources Authority, RITES (PA
                  999-R-B), 7.73323%, 8/1/2015                                             595,875
    1,305,000 (1,2Massachusetts Water Resources Authority, RITES
                  (PA-999-R-A), 7.73323%, 8/1/2014                                        1,555,234
    1,715,000 (1,2Massachusetts Water Resources Authority, RITES (Series
                  999-R-C), 7.73323%, 8/1/2019                                            2,043,851
    1,805,000 (1,2Massachusetts Water Resources Authority, RITES (Series
                  999-R-D), 7.73323%, 8/1/2020                                            2,151,109
                      TOTAL                                                              13,958,789
                  Michigan--1.0%
    1,000,000     Delta County, MI, Economic Development Corp.,
                  Environmental Improvement Refunding Revenue Bonds (Series
                  2002B), 6.45% (MeadWestvaco Corp.)/(U.S. Treasury PRF
                  4/15/2012 @100), 4/15/2023                                              1,125,350
     550,000      Gaylord, MI, Hospital Finance Authority, Hospital Revenue
                  Refunding Bonds (Series 2004), 6.50% (Otsego Memorial
                  Hospital Obligated Group)/(Original Issue Yield: 6.70%),
                  1/1/2037                                                                 565,059
    1,500,000     Kent Hospital Finance Authority, MI, Revenue Bonds (Series
                  2005A), 6.25% (Metropolitan Hospital ), 7/1/2040                        1,621,170
     500,000      Michigan State Hospital Finance Authority, Hospital
                  Revenue Bonds (Series 2005), 5.00% (Chelsea Community
                  Hospital)/(Original Issue Yield: 5.07%), 5/15/2037                       488,900
    1,500,000     Plymouth, MI, Educational Center Charter School, Public
                  School Academy Revenue Refunding Bonds, (Series 2005),
                  5.625%, 11/1/2035                                                       1,514,070
                      TOTAL                                                               5,314,549
                  Minnesota--3.8%
    4,000,000     Becker, MN, PCR Bonds (Series 2000-A), 8.50% (Northern
                  States Power Co., MN), 4/1/2030                                         4,802,000
      5,000       Dakota County, MN, Housing & Redevelopment Authority, SFM
                  Revenue Bonds, 7.20% (GNMA GTD), 12/1/2009                                5,024
    3,000,000     Duluth, MN, EDA, Health Care Facilities Revenue Bonds
                  (Series 2004), 5.25% (Benedictine Health System-St. Mary's
                  Duluth Clinic Health System Obligated Group), 2/15/2028                 3,069,030
     550,000      Glencoe, MN, Health Care Facilities, Revenue Bonds (Series
                  2005), 5.00% (Glencoe Regional Health Services), 4/1/2031                538,741
    2,000,000     Minneapolis, MN, Health Care System, Revenue Bonds (Series
                  2002A), 5.75% (Allina Health System, MN), 11/15/2014                    2,175,400
    1,000,000     Minneapolis/St. Paul, MN Airport Commission, Special
                  Facilities Revenue Refunding Bonds (Series 2005A), 7.375%
                  (Northwest Airlines, Inc.)/(Original Issue Yield: 7.75%),
                  4/1/2025                                                                 625,850
     500,000      Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75%
                  (Pact Charter School), 12/1/2033                                         508,075
    4,000,000     St. Paul, MN, Housing & Redevelopment Authority, Hospital
                  Facility Revenue Bonds (Series 2005), 6.00% (Health East,
                  Inc.), 11/15/2035                                                       4,268,600
    1,000,000     St. Paul, MN, Housing & Redevelopment Authority, Refunding
                  Revenue Bonds (Series 2003A), 7.00% (Achieve Language
                  Academy ), 12/1/2032                                                    1,028,620
    2,000,000     St. Paul, MN, Housing & Redevelopment Authority, Revenue
                  Bonds (Series 2002B), 7.00% (Upper Landing
                  Project)/(Original Issue Yield: 7.05%), 3/1/2029                        1,989,480
    1,500,000     St. Paul, MN, Port Authority, Hotel Facility Revenue Bonds
                  (Series 2), 7.375% (Radisson Kellogg Project)/(Original
                  Issue Yield: 7.50%), 8/1/2029                                           1,565,550
                      TOTAL                                                              20,576,370
                  Mississippi--0.5%
    2,500,000     Mississippi Business Finance Corp., PCR Bonds, 5.875%
                  (System Energy Resources, Inc.)/(Original Issue Yield:
                  5.934%), 4/1/2022                                                       2,544,000
                  Missouri--0.9%
    2,445,000 (1) Kansas City, MO, IDA, MFH Revenue Bonds, 6.90% (Woodbridge
                  Apartments Project), 8/1/2030                                           2,273,630
    1,000,000     Missouri Development Finance Board, Infrastructure
                  Facilities Revenue Bonds (Series 2005A), 5.00% (Branson,
                  MO), 6/1/2035                                                           1,003,750
    1,000,000     St. Joseph, MO, IDA, Healthcare Revenue Bonds, 7.00%
                  (Living Community St. Joseph Project), 8/15/2032                        1,064,150
     500,000      West Plains, MO, IDA, Hospital Revenue Bonds, 6.75%
                  (Ozarks Medical Center)/(Original Issue Yield: 6.78%),
                  11/15/2024                                                               522,535
                      TOTAL                                                               4,864,065
                  Multi State--1.7%
    8,240,000 (1,2Merrill Lynch Puttable FLOATs/RITES Trust, Tax Exempt
                  Receipts (Series PPT-33), 11.1541%, 1/1/2032                            9,358,003
                  Nevada--1.4%
    1,000,000     Clark County, NV, Limited Obligation Improvement Bonds
                  (Series 2003), 6.375% (Mountains Edge SID No.
                  142)/(Original Issue Yield: 6.40%), 8/1/2023                            1,033,300
     975,000      Clark County, NV, Local Improvement Bonds (Series 2001),
                  6.875% (Summerlin-South SID No. 132)/(Original Issue
                  Yield: 6.92%), 2/1/2021                                                 1,008,257
     500,000      Clark County, NV, Special Assessment Revenue Bonds (Series
                  2005), 5.00% (Summerlin-Mesa SID No. 151), 8/1/2025                      499,035
    1,800,000     Director of the State of Nevada Department of Business and
                  Industry, 2nd Tier Revenue Bonds (Series 2000), 7.375% (Las
                  Vegas Monorail Project)/(Original Issue Yield:
                  7.75%), 1/1/2040                                                        1,880,010
    1,300,000 (1,2Director of the State of Nevada Department of Business and
                  Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas
                  Retirement Community)/(Original Issue Yield:
                  7.125%), 11/15/2034                                                     1,340,898
    1,000,000 (1,2Director of the State of Nevada Department of Business and
                  Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas
                  Retirement Community)/(Original Issue Yield:
                  6.875%), 11/15/2023                                                     1,028,350
     500,000      Las Vegas, NV, Local Improvement Special Assessment Bonds
                  (Series 2004), 6.00% (Providence SID No. 607), 6/1/2019                  519,235
                      TOTAL                                                               7,309,085
                  New Jersey--3.5%
    2,000,000     New Jersey EDA, Retirement Community Revenue Bonds (Series
                  2001A), 7.25% (Cedar Crest Village, Inc.)/(Original Issue
                  Yield: 7.625%), 11/15/2031                                              2,163,540
     300,000      New Jersey EDA, Retirement Community Revenue Bonds (Series
                  A), 8.125% (Seabrook Village)/(Original Issue Yield:
                  8.30%), 11/15/2018                                                       324,336
    1,250,000     New Jersey EDA, Retirement Community Revenue Bonds (Series
                  A), 8.25% (Seabrook Village)/(Original Issue Yield:
                  8.50%), 11/15/2030                                                      1,407,787
    1,550,000     New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host
                  Marriott Corp.), 12/1/2027                                              1,546,202
    3,000,000     New Jersey EDA, Revenue Bonds, Series 2004, 5.50% (NJ
                  Dedicated Cigarette Excise Tax), 6/15/2016                              3,227,370
    1,000,000     New Jersey EDA, Revenue Bonds, Series 2004, 5.75% (NJ
                  Dedicated Cigarette Excise Tax)/(Original Issue Yield:
                  5.93%), 6/15/2034                                                       1,044,180
    1,000,000     New Jersey EDA, Special Facilities Revenue Bonds (Series
                  2000), 7.20% (Continental Airlines, Inc.)/(Original Issue
                  Yield: 7.25%), 11/15/2030                                                908,090
     400,000      New Jersey Health Care Facilities Financing Authority,
                  Revenue Bonds, 6.50% (Pascack Valley Hospital
                  Association)/(Original Issue Yield: 6.72%), 7/1/2023                     411,040
    2,000,000     New Jersey Health Care Facilities Financing Authority,
                  Revenue Bonds, 6.625% (Palisades Medical Center)/(Original
                  Issue Yield: 6.67%), 7/1/2031                                           2,167,880
    5,000,000     Tobacco Settlement Financing Corp., NJ, Revenue Bonds,
                  6.75% (Original Issue Yield: 7.05%), 6/1/2039                           5,583,900
                      TOTAL                                                              18,784,325
                  New Mexico--1.2%
     850,000      Bernalillo County, NM, MFH Revenue Bonds (Series 2001C),
                  7.50% (Valencia Retirement)/(SunAmerica, Inc. GTD),
                  12/1/2021                                                                887,799
    2,500,000     Dona Ana County, NM, MFH Revenue Bonds (Series 2001A),
                  7.00% (Montana Meadows Apartments), 12/1/2030                           2,562,125
    2,000,000     Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375%
                  (Public Service Co., NM), 4/1/2022                                      2,122,620
     940,000  (1,2Sandoval County, NM, Revenue Bonds, 7.75% (Santa Ana
                  Pueblo Project), 7/1/2015                                                963,030
                      TOTAL                                                               6,535,574
                  New York--9.8%
    2,500,000     Brookhaven, NY, IDA, Senior Residential Housing Revenue
                  Bonds, 6.25% (Woodcrest Estates), 12/1/2023                             2,554,225
     115,000      Dutchess County, NY, IDA, Civic Facility Revenue Bonds
                  (Series 2004B), 7.50% (St. Francis Hospital and Health
                  Centers), 3/1/2029                                                       125,091
     990,000      Dutchess County, NY, IDA, Refunding Revenue Bonds (Series
                  2004A), 7.50% (St. Francis Hospital and Health Centers),
                  3/1/2029                                                                1,076,873
    5,000,000 (1,2Metropolitan Transportation Authority, NY, RITES
                  (PA-1042R), 7.72548% (MBIA Insurance Corp. INS), 1/1/2010               5,942,400
     500,000      Nassau County, NY, IDA, Civic Facility Refunding Revenue
                  Bonds (Series 2001B) , 5.875% (North Shore-Long Island
                  Jewish Obligated Group)/(Original Issue Yield: 5.92%),
                  11/1/2011                                                                533,885
    8,000,000 (1,2New York City, NY, IDA, Liberty Revenue Bonds (Series A),
                  6.50% (7 World Trade Center LLC), 3/1/2035                              8,443,520
    2,000,000 (1,2New York City, NY, IDA, Liberty Revenue Bonds (Series B),
                  6.75% (7 World Trade Center LLC), 3/1/2015                              2,138,500
     400,000      New York City, NY, IDA, Special Facilities Revenue Bonds,
                  5.50% (Terminal One Group Association), 1/1/2024                         421,672
    1,500,000     New York City, NY, IDA, Special Facility Revenue Bonds
                  (Series 2002), 7.625% (British Airways)/(Original Issue
                  Yield: 7.976%), 12/1/2032                                               1,613,820
    4,000,000     New York City, NY, IDA, Special Facility Revenue Bonds
                  (Series 2005), 8.00% (American Airlines, Inc.)/(Original
                  Issue Yield: 8.095%), 8/1/2028                                          3,986,440
    2,000,000     New York City, NY, UT GO Bonds (Fiscal 2002 Series B),
                  5.375% (Original Issue Yield: 5.48%), 12/1/2020                         2,142,720
    5,000,000     New York City, NY, UT GO Bonds (Fiscal 2004 Series A),
                  5.50%, 8/1/2022                                                         5,376,300
    1,000,000     New York City, NY, UT GO Bonds (Fiscal 2004 Series I),
                  5.00%, 8/1/2022                                                         1,034,410
    4,000,000     New York City, NY, UT GO Bonds (Fiscal 2005 Series J),
                  5.00%, 3/1/2025                                                         4,120,720
    1,850,000     New York Liberty Development Corp., Revenue Bonds (Series
                  2005), 5.25% (Goldman Sachs Group, Inc.), 10/1/2035                     2,039,181
     300,000      New York State Dormitory Authority, Revenue Bonds (Series
                  2005), 5.00% (Rochester General Hospital)/(Radian Asset
                  Assurance INS), 12/1/2035                                                307,116
    1,075,000     New York State Dormitory Authority, Revenue Bonds (Series
                  2005C), 5.50% (Mt. Sinai NYU Health Obligated Group),
                  7/1/2026                                                                1,087,707
     869,921      Schenectady, NY, Bond Anticipation Renewal Notes (Series
                  2005), 5.25% BANs, 5/26/2006                                             867,885
     750,000      Schenectady, NY, Tax Anticipation Notes (Series 2004),
                  5.90% TANs, 12/30/2005                                                   749,625
    5,250,000 (1,2Tobacco Settlement Financing Corp., NY, RITES (PA-1230),
                  7.34279% (New York State), 6/1/2016                                     6,099,083
    1,500,000     Triborough Bridge & Tunnel Authority, NY, General Purpose
                  Revenue Refunding Bonds (Series 2002B), 5.00%, 11/15/2022               1,561,170
                      TOTAL                                                              52,222,343
                  North Carolina--1.2%
    2,500,000     Gaston County, NC Industrial Facilities and Pollution
                  Control Financing Authority, Exempt Facilities Revenue
                  Bonds, 5.75% (National Gypsum Co.), 8/1/2035                            2,597,725
     500,000      North Carolina Medical Care Commission, Health Care
                  Facilities First Mortgage Revenue Bonds, 6.375% (Arbor
                  Acres Community)/(Original Issue Yield: 6.55%), 3/1/2032                 521,425
    1,910,000     North Carolina Medical Care Commission, Health Care
                  Facilities First Mortgage Revenue Bonds, 7.625% (Depaul
                  Community Facilities)/(Original Issue Yield: 7.625%),
                  11/1/2029                                                               1,972,648
    1,200,000     North Carolina Medical Care Commission, Health Care
                  Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North
                  Carolina Projects), 10/1/2034                                           1,232,016
                      TOTAL                                                               6,323,814
                  Ohio--2.2%
    1,500,000     Cleveland-Cuyahoga County, OH, Port Authority, Special
                  Assessment Tax-Increment Revenue Bonds, 7.35% (University
                  Heights, OH Public Parking Garage), 12/1/2031                           1,615,635
     500,000      Franklin County, OH, Health Care Facilities, Revenue Bonds
                  (Series 2001A), 7.125% (Ohio Presbyterian Retirement
                  Services)/(Original Issue Yield: 7.35%), 7/1/2029                        553,450
    2,500,000 (1,2Lorain County, OH, RITES (PA-894R-A), 7.97548% (Catholic
                  Healthcare Partners), 10/1/2012                                         2,958,575
    2,500,000 (1,2Lorain County, OH, RITES (PA-894R-B), 7.97548% (Catholic
                  Healthcare Partners), 10/1/2013                                         2,927,300
    1,500,000     Ohio State Air Quality Development Authority, PCR
                  Refunding Revenue Bonds (Series 1997A), 6.10% (Cleveland
                  Electric Illuminating Co.), 8/1/2020                                    1,541,370
    1,500,000     Port Authority for Columbiana County, OH, Solid Waste
                  Facility Revenue Bonds (Series 2004A), 7.25% (Apex
                  Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034              1,511,850
     450,000  (1,2Port of Greater Cincinnati, OH, Development Authority,
                  Special Assessment Revenue Bonds, 6.40% (Cincinnati
                  Mills), 2/15/2034                                                        483,269
     375,000      Toledo-Lucas County, OH, Port Authority, Revenue Bonds
                  (Series 2004C), 6.375% (Northwest Ohio Bond Fund),
                  11/15/2032                                                               400,796
                      TOTAL                                                              11,992,245
                  Oklahoma--1.2%
    4,300,000     Jackson County, OK, Hospital Authority, Hospital Revenue
                  Refunding Bonds, 7.30% (Jackson County Memorial Hospital,
                  OK)/(Original Issue Yield: 7.40%), 8/1/2015                             4,368,800
    1,000,000     Oklahoma County, OK, Finance Authority, Retirement
                  Facility Revenue Bonds (Series 2005), 6.00% (Concordia
                  Life Care Community)/(Original Issue Yield: 6.15%),
                  11/15/2038                                                               984,020
    1,000,000     Oklahoma County, OK, Finance Authority, Retirement
                  Facility Revenue Bonds (Series 2005), 6.125% (Concordia
                  Life Care Community), 11/15/2025                                        1,001,810
                      TOTAL                                                               6,354,630
                  Oregon--1.5%
    1,000,000     Clackamas County, OR, Hospital Facilities Authority,
                  Refunding Gross Revenue Bonds (Series 2005), 5.125%
                  (Willamette Falls Hospital), 4/1/2026                                    978,910
    2,960,000 (1,2Multnomah County, OR, Hospital Facilities Authority, RITES
                  (PA-1267A), 7.20575% (Providence Health System), 4/1/2012               3,378,485
    2,040,000 (1,2Multnomah County, OR, Hospital Facilities Authority, RITES
                  (PA-1267B), 7.70575% (Providence Health System), 4/1/2012               2,402,773
    1,000,000     Yamhill County, OR, Hospital Authority, Revenue Bonds,
                  7.00% (Friendsview Retirement Community)/(Original Issue
                  Yield: 7.125%), 12/1/2034                                               1,089,660
                      TOTAL                                                               7,849,828
                  Pennsylvania--8.7%
    1,330,000     Allegheny County, PA, HDA, Health Care Facilities Revenue
                  Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden,
                  Inc.)/(Original Issue Yield: 6.02%), 8/15/2018                          1,331,756
    4,500,000     Allegheny County, PA, HDA, Health System Revenue Bonds
                  (Series 2000B), 9.25% (West Penn Allegheny Health
                  System)/(Original Issue Yield: 9.70%), 11/15/2030                       5,356,980
     620,000      Allegheny County, PA, HDA, Revenue Bonds, (Series A),
                  8.75% (Covenant at South Hills)/(Original Issue Yield:
                  8.80%), 2/1/2031                                                         292,454
    2,000,000 (1,2Allegheny County, PA, IDA, Cargo Facilities Lease Revenue
                  Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC
                  Project)/(Original Issue Yield: 6.75%), 9/1/2024                        1,910,220
    1,120,000     Allegheny County, PA, IDA, Charter School Revenue Bonds
                  (Series 2004A), 7.50% (Propel Schools)/(Original Issue
                  Yield: 7.75%), 12/15/2029                                               1,158,898
     865,000      Allegheny County, PA, IDA, Environmental Improvement
                  Refunding Revenue Bonds (Series 2005) , 5.50% (U.S. Steel
                  Corp.), 11/1/2016                                                        873,157
    1,400,000     Allegheny County, PA, IDA, Lease Revenue Bonds (Series
                  2001), 6.60% (Residential Resources Inc.
                  Project)/(Original Issue Yield: 6.75%), 9/1/2031                        1,470,490
    1,000,000     Bucks County, PA, IDA, First Mortgage Health Care
                  Facilities Revenue Bonds (Series 1999), 6.30% (Chandler
                  Hall Health Services Obligated Group)/(Original Issue
                  Yield: 6.40%), 5/1/2029                                                 1,021,410
    1,500,000     Chartiers Valley, PA, Industrial & Commercial Development
                  Authority, First Mortgage Revenue Refunding Bonds (Series
                  1999), 6.375% (Asbury Health Center)/(Original Issue
                  Yield: 6.52%), 12/1/2024                                                1,554,555
    2,000,000     Commonwealth of Pennsylvania, UT GO Bonds (Second Series
                  2001), 5.00%, 9/15/2018                                                 2,114,960
    2,000,000     Cumberland County, PA, Municipal Authority, Retirement
                  Community Revenue Bonds (Series 2002A), 7.25% (Wesley
                  Affiliated Services, Inc. Obligated Group)/(Original Issue
                  Yield: 7.50%), 1/1/2035                                                 2,388,720
    1,000,000     Lancaster, PA, IDA, Revenue Bonds (Series 2000A), 7.625%
                  (Garden Spot Village Project)/(Original Issue Yield:
                  7.84%), 5/1/2031                                                        1,089,310
    1,000,000     Lawrence County, PA, IDA, Senior Health and Housing
                  Facilities Revenue Bonds, 7.50% (Shenango Presbyterian
                  SeniorCare Obligated Group)/(Original Issue Yield: 7.75%),
                  11/15/2031                                                              1,023,040
    2,000,000     Montgomery County, PA, Higher Education & Health Authority
                  Hospital, Revenue Bonds, 7.375% (Philadelphia Geriatric
                  Center)/(Original Issue Yield: 7.50%), 12/1/2030                        2,292,360
    1,000,000     Montgomery County, PA, IDA, Fixed Rate Mortgage Revenue
                  Bonds (Series 2005), 6.25% (Whitemarsh Continuing Care
                  Retirement Community)/(Original Issue Yield: 6.375%),
                  2/1/2035                                                                1,042,380
     500,000      Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series
                  1997B), 6.125% (National Gypsum Co.), 11/1/2027                          528,940
    1,000,000     Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series
                  2003A), 6.75% (Reliant Energy, Inc.), 12/1/2036                         1,063,480
    2,000,000     Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25%
                  (National Gypsum Co.), 11/1/2027                                        2,133,280
    1,500,000     Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series
                  A), 6.40% (Northampton Generating), 1/1/2009                            1,502,355
     900,000  (3) Pennsylvania State Higher Education Facilities Authority,
                  Revenue Bonds (Series 1996), 7.15% (Thiel College)/(U.S.
                  Treasury PRF 5/15/2006 @102), 5/15/2015                                  933,129
     900,000      Philadelphia Authority for Industrial Development, Senior
                  Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes
                  Germantown/Morrisville), 7/1/2035                                        904,905
    1,000,000     Philadelphia, PA Airport System, Revenue Bonds (Series
                  2005A), 5.00% (MBIA Insurance Corp. INS), 6/15/2024                     1,024,770
   10,995,000     Philadelphia, PA, Gas Works, Revenue Bonds (Series A-1),
                  5.00% (FSA INS), 9/1/2033                                              11,240,518
    1,500,000     Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (U.S.
                  Treasury PRF 9/1/2011 @100)/(Original Issue Yield: 7.35%),
                  9/1/2031                                                                1,743,000
     500,000      Westmoreland County, PA, IDA, Retirement Community Revenue
                  Bonds (Series 2005A), 5.75% (Redstone Presbyterian
                  Seniorcare Obligated Group), 1/1/2026                                    509,940
                      TOTAL                                                              46,505,007
                  Puerto Rico--0.3%
    9,000,000 (1,2Children's Trust, PR, Tobacco Settlement Asset-Backed
                  Revenue Bonds (Series 2005A) (Original Issue Yield:
                  6.50%), 5/15/2050                                                        555,210
    1,000,000 (1,2Puerto Rico Highway and Transportation Authority, RITES
                  (Series PA 331B), 7.71562% (AMBAC INS), 1/1/2011                        1,241,590
                      TOTAL                                                               1,796,800
                  Rhode Island--0.2%
    1,000,000     Rhode Island State Health and Educational Building Corp.,
                  Hospital Financing Revenue Bonds (Series 2002), 6.50%
                  (Lifespan Obligated Group)/(Original Issue Yield: 6.70%),
                  8/15/2032                                                               1,094,330
                  South Carolina--1.3%
    6,000,000     Connector 2000 Association, Inc., SC, Capital Appreciation
                  Senior Revenue Bonds (Series 1998B) (Original Issue Yield:
                  5.80%), 1/1/2025                                                        1,131,360
   15,550,000     Connector 2000 Association, Inc., SC, Toll Road Capital
                  Appreciation Revenue Bonds (Series 1998A) (Original Issue
                  Yield: 5.85%), 1/1/2034                                                 1,506,951
    1,500,000     South Carolina, EDA, First Mortgage Health Facilities
                  Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran
                  Homes of South Carolina, Inc.)/(Original Issue Yield:
                  5.80%), 5/1/2026                                                        1,440,525
    1,500,000     South Carolina, EDA, Hospital Facilities Improvement
                  Revenue Bonds, (Series 2000A), 7.375% (Palmetto Health
                  Alliance)/(U.S. Treasury PRF 12/15/2010 @102)/(Original
                  Issue Yield: 7.55%), 12/15/2021                                         1,779,315
    1,000,000     Tobacco Settlement Revenue Management Authority, SC,
                  Tobacco Settlement Asset-Backed Bonds (Series 2001B),
                  6.375% (Original Issue Yield: 6.532%), 5/15/2028                        1,053,370
                      TOTAL                                                               6,911,521
                  South Dakota--0.4%
    2,000,000     Minnehaha County, SD, Health Facilities, Revenue Bonds
                  (Series 2002A), 7.00% (Bethany Lutheran Home)/(Original
                  Issue Yield: 7.198%), 12/1/2035                                         2,079,440
                  Tennessee--2.6%
    3,000,000     Elizabethton, TN, Health & Educational Facilities Board,
                  First Mortgage Hospital Revenue Refunding & Improvement
                  Bonds (Series 2000B), 8.00% (Mountain States Health
                  Alliance), 7/1/2033                                                     3,550,590
    1,000,000     Johnson City, TN, Health & Education Facilities Board,
                  Retirement Facility Revenue Bonds (Series 2004A), 6.25%
                  (Appalachian Christian Village)/(Original Issue Yield:
                  6.43%), 2/15/2032                                                       1,019,150
    1,000,000     Knox County, TN, Health Education & Housing Facilities
                  Board, Revenue Bonds, 6.375% (Baptist Health System of
                  East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022                1,055,790
    2,100,000 (3) Springfield, TN, Health & Educational Facilities Board,
                  Hospital Revenue Bonds, 8.25% (NorthCrest Medical
                  Center)/(U.S. Treasury PRF 4/1/2006 @102)/(Original Issue
                  Yield: 8.50%), 4/1/2012                                                 2,135,805
    5,000,000     Springfield, TN, Health & Educational Facilities Board,
                  Hospital Revenue Bonds, 8.50% (NorthCrest Medical
                  Center)/(U.S. Treasury PRF 4/1/2006 @102)/(Original Issue
                  Yield: 8.875%), 4/1/2024                                                5,186,400
    1,000,000     Sullivan County, TN, Health Educational & Housing
                  Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont
                  Health System)/(Original Issue Yield: 6.45%), 9/1/2022                  1,090,260
                      TOTAL                                                              14,037,995
                  Texas--6.3%
    2,000,000     ABIA Development Corp., TX, Airport Facilities Revenue
                  Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original
                  Issue Yield: 7.50%), 1/1/2025                                           2,032,460
     800,000      Abilene, TX Health Facilities Development Corp.,
                  Retirement Facilities Revenue Bonds (Series 2003A), 7.00%
                  (Sears Methodist Retirement )/(Original Issue Yield:
                  7.25%), 11/15/2033                                                       864,488
    1,000,000     Austin, TX Convention Center Enterprises, Inc., First Tier
                  Hotel Revenue Bonds (Series 2001A), 6.70% (Original Issue
                  Yield: 6.75%), 1/1/2032                                                 1,056,400
    1,000,000     Brazos River Authority, TX, PCR Refunding Bonds (Series
                  1994A), 5.40% (TXU Energy Company LLC), 5/1/2029                        1,002,240
    1,000,000     Brazos River Authority, TX, PCR Refunding Bonds (Series
                  2003A), 6.75% TOBs (TXU Energy Company LLC), Mandatory
                  Tender 4/1/2013                                                         1,126,210
     715,000      Brazos River Authority, TX, PCR Refunding Bonds (Series
                  2003C), 6.75% (TXU Energy Company LLC)/(Original Issue
                  Yield: 6.77%), 10/1/2038                                                 792,006
    1,000,000     Brazos River Authority, TX, PCR Refunding Bonds, 7.70%
                  (TXU Energy Company LLC), 4/1/2033                                      1,172,120
    2,380,000     Brazos River Authority, TX, Refunding PCR Bonds (Series
                  2001C), 5.75% TOBs (TXU Energy Company LLC), Mandatory
                  Tender 11/1/2011                                                        2,532,487
    1,000,000     Brazos River Authority, TX, Revenue Refunding Bonds
                  (Series 1999C), 7.75% (Centerpoint Energy Houston
                  Electric), 12/1/2018                                                    1,098,440
    4,000,000     Decatur, TX, Hospital Authority, Hospital Revenue Bonds
                  (Series 2004A), 7.125% (Wise Regional Health System),
                  9/1/2034                                                                4,309,200
    1,500,000     El Paso, TX, HFDC, Senior Care Facilities Revenue Bonds,
                  7.75% (Bienvivir Senior Health Services), 8/15/2031                     1,634,490
     500,000      Gulf Coast, TX, Waste Disposal Authority, Waste Disposal
                  Revenue Bonds (Series 2001), 6.65% (Valero Energy Corp.),
                  4/1/2032                                                                 539,730
    1,000,000     Houston, TX, Airport System, Special Facilities Revenue
                  Bonds (Series 2001), 7.00% (Continental Airlines, Inc.),
                  7/1/2029                                                                 911,220
    1,000,000     Houston, TX, HFDC, Retirement Facilities Revenue Bonds
                  (Series 2004A), 7.125% (Buckingham Senior Living
                  Community)/(Original Issue Yield: 7.20%), 2/15/2034                     1,093,340
    2,000,000     Kerrville, TX, HFDC, Hospital Revenue Bonds, 5.375% (Sid
                  Peterson Memorial Hospital), 8/15/2035                                  2,001,540
    1,125,000     Mesquite, TX, Health Facilities Development Corp.,
                  Retirement Facility Revenue Bonds (Series 2005), 5.625%
                  (Christian Care Centers, Inc.), 2/15/2035                               1,147,399
    1,000,000     Mesquite, TX, Health Facilities Development Corp.,
                  Retirement Facility Revenue Bonds, 7.625% (Christian Care
                  Centers, Inc.)/(Original Issue Yield: 7.75%), 2/15/2028                 1,156,550
    2,000,000     North Central Texas HFDC, Retirement Facility Revenue
                  Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp.
                  Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029             2,154,220
     250,000      Port of Corpus Christi, TX, IDC, Revenue Refunding Bonds
                  (Series C), 5.40% (Valero Energy Corp.), 4/1/2018                        259,068
    1,000,000     Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C),
                  5.75% (Bethesda Living Center)/(Original Issue Yield:
                  5.89%), 8/15/2018                                                       1,004,810
    1,000,000     Tarrant County, TX, HFDC, Revenue Bonds (Series 1998C),
                  5.75% (Bethesda Living Center)/(Original Issue Yield:
                  5.97%), 8/15/2028                                                        950,120
    2,000,000     Tarrant County, TX, Housing Finance Corp., MFH Revenue
                  Bonds (Series 2002A), 6.25% (Quail Ridge Apartments
                  Project), 4/1/2007                                                      1,912,320
    2,000,000     Texas State Affordable Housing Corp., MFH Revenue Bonds
                  (Junior Series 2002B), 8.00% (American Housing
                  Foundation)/(Original Issue Yield: 8.365%), 3/1/2032                     838,280
    1,485,000 (4) Texas State Affordable Housing Corp., MFH Revenue Bonds
                  (Series 2001B), 7.25% (NHT/GTEX Project), 10/1/2031                      296,035
    1,000,000     Tom Green County, TX, HFDC, Hospital Revenue Bonds, 6.75%
                  (Shannon Health System)/(Original Issue Yield: 6.85%),
                  5/15/2021                                                               1,074,700
     535,000      Travis County, TX, Health Facilities Development Corp.,
                  Retirement Facility Revenue Bonds, 5.65% (Querencia at
                  Barton Creek)/(Original Issue Yield: 5.80%), 11/15/2035                  521,860
                      TOTAL                                                              33,481,733
                  Virginia--3.1%
     675,000      Broad Street Community Development Authority, VA, Revenue
                  Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016                     746,705
    1,000,000     Broad Street Community Development Authority, VA, Revenue
                  Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033                   1,109,130
    2,000,000     Henrico County, VA, EDA, Residential Care Facility Revenue
                  Refunding Bonds, 6.70% (Virginia United Methodist Homes,
                  Inc.)/(Original Issue Yield: 6.80%), 6/1/2027                           2,126,140
    1,500,000     Peninsula Port Authority, VA, Residential Care Facility
                  Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist
                  Homes Obligated Group)/(Original Issue Yield: 7.625%),
                  12/1/2032                                                               1,663,830
    7,500,000     Pocahontas Parkway Association, VA, Toll Road Capital
                  Appreciation Revenue Bonds (Series B) (Original Issue
                  Yield: 5.75%), 8/15/2017                                                3,921,675
   16,000,000     Pocahontas Parkway Association, VA, Toll Road Revenue
                  Bonds (Series 1998B) (Original Issue Yield: 5.90%),
                  8/15/2029                                                               4,123,520
    2,850,000     Tobacco Settlement Financing Corp., VA, Revenue Bonds,
                  5.625% (Original Issue Yield: 5.78%), 6/1/2037                          2,858,322
                      TOTAL                                                              16,549,322
                  Washington--0.8%
    1,000,000     Skagit County, WA, Public Hospital District No. 1,
                  Refunding Revenue Bonds , 6.00% (Skagit Valley
                  Hospital)/(Original Issue Yield: 6.25%), 12/1/2023                      1,072,440
     250,000      Skagit County, WA, Public Hospital District No. 1, Revenue
                  Bonds (Series 2005), 5.50% (Skagit Valley Hospital),
                  12/1/2030                                                                255,303
    2,475,000 (1,2Washington State, Drivers (Series 1073), 9.9375% (FSA
                  INS), 7/1/2013                                                          2,837,093
                      TOTAL                                                               4,164,836
                  Wisconsin--2.8%
     750,000      Milwaukee, WI, Redevelopment Authority, Redevelopment
                  Education Revenue Bonds (Series 2005A), 5.75% (Milwaukee
                  Science Education Consortium, Inc.)/(Original Issue Yield:
                  5.93%), 8/1/2035                                                         750,083
    1,000,000     Racine, WI, Solid Waste Disposal, Revenue Bonds, 3.25%
                  TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2009                973,100
    1,250,000     Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70%
                  (United Lutheran Program For The Aging, Inc.)/(Original
                  Issue Yield: 5.778%), 3/1/2028                                          1,238,825
    1,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375%
                  (Divine Savior Healthcare), 5/1/2026                                    1,093,420
     880,000      Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50%
                  (Divine Savior Healthcare), 5/1/2032                                     963,116
    1,400,000     Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125%
                  (Eastcastle Place, Inc.)/(Original Issue Yield: 6.25%),
                  12/1/2034                                                               1,422,078
     750,000      Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.25%
                  (Southwest Health Center)/(Original Issue Yield: 6.32%),
                  4/1/2034                                                                 759,630
    1,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75%
                  (Beaver Dam Community Hospitals, Inc.)/(Original Issue
                  Yield: 6.95%), 8/15/2034                                                1,079,010
    2,000,000     Wisconsin State HEFA, Revenue Bonds (Series B), 6.75%
                  (Grant Regional Health Center, Inc.)/(Original Issue
                  Yield: 6.90%), 10/1/2022                                                2,000,200
    1,250,000     Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam
                  Community Hospitals, Inc.), 8/15/2028                                   1,246,750
     500,000      Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah
                  Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%),
                  7/1/2028                                                                 522,035
    1,630,000     Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian
                  Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030               1,710,538
    1,000,000     Wisconsin State HEFA, Revenue Bonds, (Series 1998), 5.75%
                  (Attic Angel Obligated Group)/(Original Issue Yield:
                  6.00%), 11/15/2027                                                       988,910
                      TOTAL                                                              14,747,695
                  Wyoming--0.3%
    1,500,000     Teton County, WY, Hospital District, Hospital Revenue
                  Bonds, 6.75% (St. John's Medical Center)/(Original Issue
                  Yield: 7.00%), 12/1/2027                                                1,552,530
                      TOTAL MUNICIPAL BONDS
                  -----------------------------------------------------------
                      (IDENTIFIED COST $500,441,434)                                     520,693,963

                  SHORT-TERM MUNICIPALS--1.2%
                  New York--0.9%
    5,005,000     New York City, NY, Transitional Finance Authority, New
                  York City Recovery Bonds (2003 Subseries 2-A) Daily VRDNs
                  (Dexia Credit Local LIQ), 2.970%, 12/1/2005                             5,005,000
                  Puerto Rico--0.3%
    1,400,000     Puerto Rico Government Development Bank (GDB) Weekly VRDNs
                  (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ),
                  2.850%, 12/7/2005                                                       1,400,000
                           TOTAL SHORT-TERM MUNICIPALS
                  -----------------------------------------------------------
                      (IDENTIFIED COST $6,405,000)                                        6,405,000

                  OTHER--0.9%
    1,500,000 (1,2Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010                1,681,755
    1,000,000 (1,2GMAC Municipal Mortgage Trust, Pfd., (Series B-2), 5.50%,
                  10/31/2040                                                               989,940
    2,000,000 (1,2Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050                 2,251,140
                      TOTAL OTHER (IDENTIFIED COST $4,500,000)                            4,922,835
                      TOTAL MUNICIPAL INVESTMENTS -99.4%
                  ===========================================================
                      (IDENTIFIED COST $511,346,434)(5)                                  532,021,798
                      OTHER ASSETS AND LIABILITIES - NET--0.6%                             2,967,152
                      TOTAL NET ASSETS -100%                                       $     534,988,950

==============================================================================
       Securities that are subject to the federal alternative minimum tax (AMT) represent 14.7% of the Fund's portfolio as calculated based upon total portfolio market value.

     1 Denotes a restricted security, including securities purchased under the
       Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2005, these securities amounted to $89,153,276, which represents 16.7% of total net assets.
     2 Denotes a restricted security, including securities purchased under Rule
       144A that have been deemed liquid by criteria approved by the fund's Board of Directors. At November 30, 2005, these securities amounted to $86,879,646, which represents 16.2% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Board of Directors (the "Directors"), held at November 30, 2005, is as follows:
                                                     Acquisition   Acquisition
       Security                                      Date          Cost
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       Allegheny County, PA, IDA, Cargo Facilities   9/23/1999     $1,969,900
       Lease Revenue Bonds (Series 1999), 6.625%
       (AFCO Cargo PIT LLC Project)/(Original Issue
       Yield: 6.75%), 9/1/2024
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       California Statewide Communities Development  6/7/1999      $1,285,000
       Authority, MFH Revenue Bonds (Series 1999X)
       , 6.65% (Magnolia City Lights Project),
       7/1/2029
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       California Statewide Communities Development  7/13/2001     $1,000,000
       Authority, Revenue Bonds, 6.625% (Tehiyah
       Day School), 11/1/2031
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       Capital Trust Agency, FL, Revenue Bonds       5/9/2003      $1,000,000
       (Series 2003A), 8.95% (Seminole Tribe of
       Florida Convention and Resort Hotel
       Facilities)/(U.S. Treasury PRF 10/1/2012 @102), 10/1/2033
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       Children's Trust, PR, Tobacco Settlement      7/15/2005     $541,890
       Asset-Backed Revenue Bonds (Series 2005A)
       (Original Issue Yield: 6.50%), 5/15/2050
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       Director of the State of Nevada Department 12/23/2004 $1,279,850 of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield:
       7.125%), 11/15/2034
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       Director of the State of Nevada Department 12/9/2004 $986,780 of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield:
       6.875%), 11/15/2023
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       Kansas City, MO, IDA, MFH Revenue Bonds,      7/27/1999     $2,445,000
       6.90% (Woodbridge Apartments Project),
       8/1/2030
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       Louisiana Public Facilities Authority         8/30/2000     $1,953,424
       Hospital Revenue, Revenue Bonds, 8.625%
       (Lake Charles Memorial Hospital)/(Original
       Issue Yield: 8.75%), 12/1/2030
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       Maryland State IDFA, Economic Development     7/8/2005      $500,000
       Revenue Bonds (Series 2005A), 6.00% (Our
       Lady of Good Counsel High School), 5/1/2035
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       Miami Beach, FL Health Facilities Authority,  4/26/2004     $675,248
       Refunding Revenue Bonds, 6.75% (Mt. Sinai
       Medical Center, FL)/(Original Issue Yield:
       7.05%), 11/15/2029
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       New York City, NY, IDA, Liberty Revenue       3/15/2005     $8,000,000
       Bonds (Series A), 6.50% (7 World Trade
       Center LLC), 3/1/2035
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       New York City, NY, IDA, Liberty Revenue       3/15/2005     $2,000,000
       Bonds (Series B), 6.75% (7 World Trade
       Center LLC), 3/1/2015
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       Port of Greater Cincinnati, OH, Development   2/11/2004     $450,000
       Authority, Special Assessment Revenue Bonds,
       6.40% (Cincinnati Mills), 2/15/2034
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       Puerto Rico Highway and Transportation        3/3/1998      $1,158,780
       Authority, RITES (Series PA 331B), 7.71562%
       (AMBAC INS), 1/1/2011
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       Sandoval County, NM, Revenue Bonds, 7.75%     6/29/2004     $940,000
       (Santa Ana Pueblo Project), 7/1/2015
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
     3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
       Contracts      Number of     Notional Value   ExpiratioUnrealized
                      Contracts                      Date     Appreciation
       -------------------------------------------------------------------------
       -------------------------------------------------------------------------
       U.S. Treasury  350           $(37,985,938)    March    $36,829
       Note 10-Year                                  2006
       Futures
       -------------------------------------------------------------------------
     4 Security is in default of principal and interest.
     5 At November 30, 2005, the cost of investments for federal tax purposes was $511,123,434. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $20,898,364. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $28,062,129 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,163,765.


Note: The categories of investments are shown as a percentage of total net assets at November 30, 2005.


Investment Valuation
Municipal Bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
BANs        --Bond Anticipation Notes
COL         --Collateralized
EDA         --Economic Development Authority
EDFA        --Economic Development Financing Authority
FHA         --Federal Housing Administration
FLOATs      --Puttable Floating Option Tax-Exempt Receipts
FSA         --Financial Security Assurance
GNMA        --Government National Mortgage Association
GO          --General Obligation
GTD         --Guaranteed
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFA         --Housing Finance Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
IDC         --Industrial Development Corporation
IDFA        --Industrial Development Finance Authority
IDRB        --Industrial Development Revenue Bond
INS         --Insured
LIQ         --Liquidity Agreement
LT          --Limited Tax
MFH         --Multifamily Housing
PCR         --Pollution Control Revenue
PCFA        --Pollution Control Finance Authority
PRF         --Prerefunded
RITES       --Residual Interest Tax-Exempt Securities Receipts
SFM         --Single Family Mortgage
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal High Yield Advantage Fund, Inc.

By          /S/ Richard A. Novak,
            Richard A Novak, Principal Financial Officer
            (insert name and title)

Date        January 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        January 24, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        January 24, 2006